Related Party Disclosures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	$ 8,918	$ 9,882
Compensation of Directors [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	1,049	1,353
Compensation of Directors [Member] | Stock Based Compensation [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	707	1,024
Compensation of Directors [Member] | Directors Fees [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	342	329
Compensation of Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	7,869	8,529
Compensation of Key Management Personnel [Member] | Salaries and Consulting Fees [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	4,416	3,712
Compensation of Key Management Personnel [Member] | Stock Based Compensation [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	$ 3,453	$ 4,817